Employee benefits and sharebased payments (Tables)	12 Months Ended
Jun. 30, 2025
Employee benefits and sharebased payments
Schedule of shares outstanding under the incentive plan
	06.30.2025	06.30.2024	06.30.2023
At the beginning	2,824,904	3,214,409	3,583,343
Delivered	(147,122)	(389,505)	(368,934)
At the end	2,677,782	2,824,904	3,214,409